Fair Value Measurement - Reconciliation of TRA Liability and Seller Earnout Liability (Details) $ in Millions	6 Months Ended
Dec. 31, 2021 USD ($)
Tax Receivable Agreement Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning Balance	$ 618
Gain from change in fair value of TRA	(37)
Ending Balance	581
Seller Earnouts Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning Balance	109
Loss from change in fair value of Seller Earnouts	26
Ending Balance	$ 135